[graphic omitted]
                                                                      CONSECO(R)
                                                                    Step up.(SM)




CONSECO VARIABLE INSURANCE COMPANY






ANNUAL REPORT
TO CONTRACT OWNERS

December 31, 2000











                                              Conseco Variable Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2000

================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT C                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ...............    2
Statement of Assets and Liabilities - Unit Progression as
  of December 31, 2000 ....................................................    6
Statements of Operations and Statements of Changes in
  Net Assets for the Year Ended December 31, 2000 .........................    8
Statements of Operations and Statements of Changes in
  Net Assets for the Year Ended December 31, 1999 .........................   16
Notes to Financial Statements .............................................   22
Report of Independent Accountants .........................................   26

Conseco Variable Annuity account C

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

========================================================================================================================
                                                                                    SHARES        COST         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .......................................................        67,884.8 $  3,844,074  $  3,208,914
     Leveraged AllCap Portfolio .............................................       166,248.8    8,184,857     6,450,452
     MidCap Growth Portfolio.................................................        21,678.9      684,226       663,809
     Small Capitalization Portfolio .........................................       105,247.9    3,613,763     2,472,274
   American Century Variable Portfolios, Inc:
     Income and Growth Fund..................................................        45,112.9      333,941       320,753
     International Fund......................................................        25,237.7      285,564       258,182
     Value Fund..............................................................        66,128.6      396,735       441,077
   Berger Institutional Products Trust:
     Growth Fund.............................................................        48,073.6      785,532       736,488
     Growth and Income Fund..................................................        50,177.1    1,312,608     1,153,069
     International Fund......................................................           764.8       10,487        10,018
     New Generation Fund.....................................................         9,563.1       84,850        56,614
     Small Company Growth Fund ..............................................        49,790.2    1,228,388     1,075,966
   Conseco Series Trust:
     Balanced Portfolio .....................................................     1,378,407.0   19,400,253    18,541,974
     Conseco 20 Focus Portfolio..............................................        14,721.0      164,721       124,855
     Equity Portfolio .......................................................    11,093,618.9  238,118,613   215,598,513
     Fixed Income Portfolio .................................................     1,172,445.8   11,580,926    11,287,413
     Government Securities Portfolio ........................................        51,269.7      593,703       591,598
     High Yield Portfolio....................................................         1,201.9       12,099        12,107
     Money Market Portfolio .................................................     7,120,956.4    7,120,956     7,120,956
   The Dreyfus Socially Responsible Growth Fund, Inc ........................       149,633.0    5,249,905     5,157,849
   Dreyfus Stock Index Fund .................................................       661,199.4   22,314,109    22,480,779
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ............................................        15,552.8      412,097       376,221
     International Value Portfolio ..........................................         2,895.3       41,896        39,144
   Federated Insurance Series:
     High Income Bond Fund II ...............................................        63,075.5      623,627       533,619
     International Equity Fund II ...........................................        25,820.6      566,849       477,423
     Utility Fund II ........................................................        41,403.8      576,664       515,063
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund......................................................         1,340.2       27,692        27,756
     High Yield Fund.........................................................         8,164.6       93,284        82,218
   Janus Aspen Series:
     Aggressive Growth Portfolio ............................................       328,334.8   17,191,118    11,918,555
     Growth Portfolio .......................................................       467,027.2   13,324,750    12,366,881
     Worldwide Growth Portfolio .............................................       848,984.7   28,799,507    31,395,453
   Lazard Retirement Series, Inc:
     Equity Portfolio........................................................         1,896.6       21,887        19,345
     Small Cap Portfolio.....................................................           912.7        9,985        10,725
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio.............................................         2,041.4       44,183        51,954
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio ............................................           770.8       11,481        11,192
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.........................................        39,196.4      504,837       517,001
     Partners Portfolio......................................................        34,757.3      605,362       562,026
   Rydex Variable Trust:
     Nova Fund...............................................................           640.6       10,875         8,897
     OTC Fund ...............................................................        15,569.6      561,108       355,454
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio ...............................         9,028.4      225,567       133,621
     Global Technology  Portfolio ...........................................         2,280.9       57,577        45,937
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .................................................        53,475.6    1,664,231     1,265,232
   Strong Opportunity Fund II, Inc. .........................................        15,244.5      407,996       364,953
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ....................................................         5,383.4       58,898        55,826
     Worldwide Emerging Markets Fund ........................................        13,010.1      172,616       107,853
     Worldwide Hard Assets Fund .............................................        18,397.0      196,459       222,052
     Worldwide Real Estate Fund .............................................         1,688.3       17,225        17,930
------------------------------------------------------------------------------------------------------------------------
        Total assets .....................................................................................   359,245,991
Liabilities:
   Amounts payable to Conseco Variable Insurance Company .................................................       510,721
------------------------------------------------------------------------------------------------------------------------
          Net assets .....................................................................................  $358,735,270
========================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2000

========================================================================================================================
                                                                                    UNITS      UNIT VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio........................................................     1,625,582.8  $ 1.972437  $  3,206,360
     Leveraged AllCap Portfolio .............................................     1,598,001.6    3.802351     6,076,163
     MidCap Growth Portfolio.................................................       303,861.3    2.182851       663,284
     Small Capitalization Portfolio .........................................     1,518,472.3    1.626814     2,470,272
   American Century Variable Portfolios, Inc:
     Income and Growth Fund..................................................       285,708.5    1.121764       320,498
     International Fund......................................................       149,695.8    1.723330       257,975
     Value Fund..............................................................       300,916.7    1.464668       440,743
   Berger Institutional Products Trust:
     Growth Fund.............................................................       466,809.7    1.576431       735,893
     Growth and Income Fund..................................................       548,888.4    2.099088     1,152,165
     International Fund......................................................         7,737.9    1.293686        10,010
     New Generation Fund.....................................................        96,214.0    0.588027        56,576
     Small Company Growth Fund ..............................................       442,433.2    2.429959     1,075,095
   Conseco Series Trust:
     Balanced Portfolio .....................................................     5,974,170.1    3.053060    18,239,500
     Conseco 20 Focus Portfolio..............................................       147,829.2    0.843954       124,761
     Equity Portfolio
       Qualified ............................................................     5,664,084.3   36.777882   208,313,024
       Nonqualified .........................................................       126,693.2   29.112816     3,688,396
     Fixed Income Portfolio
       Qualified ............................................................     1,750,249.5    6.187915    10,830,395
       Nonqualified .........................................................        55,817.9    5.945489       331,865
     Government Securities Portfolio ........................................       414,137.2    1.427306       591,101
     High Yield...........................................................           11,801.3    1.025111        12,098
     Money Market Portfolio
       Qualified ............................................................     2,298,269.0    3.079691     7,077,958
       Nonqualified .........................................................         4,502.1    3.079690        13,865
   The Dreyfus Socially Responsible Growth Fund, Inc ........................     1,946,032.8    2.610373     5,079,871
   Dreyfus Stock Index Fund .................................................     8,840,617.5    2.522392    22,299,503
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ............................................       331,573.3    1.133812       375,942
     International Value Portfolio ..........................................        34,328.3    1.139381        39,113
   Federated Insurance Series:
     High Income Bond Fund II................................................       410,606.6    1.265470       519,610
     International Equity Fund II ...........................................       227,718.7    2.094923       477,053
     Utility Fund II ........................................................       316,840.4    1.595460       505,506
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund......................................................        22,761.0    1.218339        27,731
     High Yield Fund.........................................................        91,169.2    0.901025        82,146
   Janus Aspen Series:
     Aggressive Growth Portfolio ............................................     3,896,189.3    3.029844    11,804,846
     Growth Portfolio .......................................................     4,537,895.9    2.701113    12,257,370
     Worldwide Growth Portfolio .............................................     9,424,505.0    3.254326    30,670,412
   Lazard Retirement Series, Inc:
     Equity Portfolio........................................................        17,246.5    1.120793        19,330
     Small Cap Portfolio.....................................................        10,016.7    1.069833        10,716
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio.............................................        38,899.0    1.334546        51,913
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio ............................................        10,919.4    1.024109        11,183
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.........................................       449,909.2    1.148228       516,598
     Partners Portfolio......................................................       413,115.9    1.359403       561,591
   Rydex Variable Trust:
     Nova Fund...............................................................           585.7   15.176410         8,889
     OTC Fund ...............................................................        14,990.7   23.690454       355,136
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio................................       240,260.3    0.555700       133,513
     Global Technology Portfolio.............................................        68,036.9    0.674749        45,908
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II..................................................       491,584.1    2.571691     1,264,202
   Strong Opportunity Fund II, Inc ..........................................       186,616.0    1.954076       364,662
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ....................................................        51,707.7    1.078804        55,782
     Worldwide Emerging Markets Fund ........................................       179,332.8    0.600920       107,765
     Worldwide Hard Assets Fund..............................................       199,902.1    1.109957       221,883
     Worldwide Real Estate Fund .............................................        18,411.5    0.973046        17,915
-----------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves..........................   $353,574,086
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2000

===============================================================================
                                                                      VALUE
-------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred
     annuity reserves (from page 3)..............................  $353,574,086
-------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
     Alger American  Leveraged AllCap Portfolio..................       378,936
     Conseco Series Trust:
       Balanced Portfolio........................................       267,746
       Equity Income Portfolio
         Qualified ..............................................     3,465,325
         Nonqualified ...........................................        28,601
       Fixed Income Portfolio
         Qualified ..............................................       118,716
       Money Market Portfolio
         Qualified ..............................................        23,498
     The Dreyfus Socially Responsible Growth Fund, Inc ..........        73,951
     Dreyfus Stock Index Fund ...................................       161,650
     Federated Insurance Series:
       Federated High Income Bond Fund II........................        13,452
       Federated Utility Fund II.................................         9,116
     Janus Aspen Series:
       Aggressive Growth Portfolio ..............................       118,446
       Growth Portfolio .........................................        97,630
       Worldwide Growth Portfolio ...............................       404,117
-------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity
           payment reserves......................................     5,161,184
-------------------------------------------------------------------------------
         Net assets .............................................  $358,735,270
===============================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT C

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2000

================================================================================

                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                  THE ALGER AMERICAN FUNDS                              PORTFOLIOS
                                                      --------------------------------------------------------------- -------------
                                                                         LEVERAGED        MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP         GROWTH      CAPITALIZATION       GROWTH
===================================================================================================================================
   Number of units, beginning of year ...............    1,184,056.2     1,092,625.9     107,741.1     1,477,791.4       180,072.1
   Units purchased ..................................      726,985.0     1,071,731.0     264,342.4       379,409.7       511,163.4
   Units redeemed ...................................     (285,458.4)     (566,355.3)    (68,222.2)     (338,728.8)     (405,527.0)
-----------------------------------------------------------------------------------------------------------------------------------
          Number of units, end of year ..............    1,625,582.8     1,598,001.6     303,861.3     1,518,472.3       285,708.5
===================================================================================================================================

                                                            AMERICAN CENTURY
                                                           VARIABLE PORTFOLIOS
                                                               (CONTINUED)                BERGER INSTITUTIONAL PRODUCTS TRUST
                                                     -----------------------------  -----------------------------------------------

                                                                                                    GROWTH AND
                                                         INTERNATIONAL      VALUE         GROWTH       INCOME       INTERNATIONAL
===================================================================================================================================
   Number of units, beginning of year...............        148,279.0      300,067.3      225,561.6     237,838.2          1,907.4
   Units purchased .................................        116,352.2      209,139.9      247,904.7     501,495.5        329,847.4
   Units redeemed ..................................       (114,935.4)    (208,290.5)      (6,656.6)   (190,445.3)      (324,016.9)
-----------------------------------------------------------------------------------------------------------------------------------
          Number of units, end of year .............        149,695.8      300,916.7      466,809.7     548,888.4          7,737.9
===================================================================================================================================

                                                            BERGER INSTITUTIONAL
                                                               PRODUCTS TRUST                    CONSECO SERIES TRUST
                                                                (CONTINUED)                          PORTFOLIOS
                                                   ---------------------------------   --------------------------------------------
                                                                             SMALL
                                                              NEW          COMPANY                     CONSECO
                                                           GENERATION       GROWTH       BALANCED      20 FOCUS          EQUITY
===================================================================================================================================
   Number of units, beginning of year ..............              0.0      158,133.4    6,250,753.5           0.0      6,332,523.1
   Units purchased .................................        428,539.9      411,835.7      827,092.2     188,085.8        463,653.1
   Units redeemed ..................................       (332,325.9)    (127,535.9)  (1,103,675.6)    (40,256.6)    (1,005,398.7)
----------------------------------------------------------------------------------------------------------------------------------
          Number of units, end of year                       96,214.0      442,433.2    5,974,170.1     147,829.2      5,790,777.5
==================================================================================================================================

                                                                       CONSECO SERIES TRUST
                                                                             PORTFOLIOS
                                                                            (CONTINUED)
                                                       ---------------------------------------------------------        DREYFUS
                                                                                                                       SOCIALLY
                                                            FIXED         GOVERNMENT        HIGH        MONEY        RESPONSIBLE
                                                           INCOME         SECURITIES        YIELD       MARKET          GROWTH
===================================================================================================================================
   Number of units, beginning of year                     2,208,602.6      989,802.9            0.0   3,362,182.4      1,607,963.6
   Units purchased ................................         221,476.7       93,369.5       11,801.3   4,359,092.6        775,775.4
   Units redeemed ................... .............        (624,011.9)    (669,035.2)           0.0  (5,418,503.9)      (437,706.2)
          Number of units, end of year ............       1,806,067.4      414,137.2       11,801.3   2,302,771.1      1,946,032.8
==================================================================================================================================

    The accompanying notes are an integral part of these financial statements


==================================================================================================================================

                        DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
                  ---------------------------------  ---------------------------------------------    -----------------------------
    DREYFUS
     STOCK          DISCIPLINED     INTERNATIONAL    HIGH INCOME   INTERNATIONAL                         EQUITY
     INDEX             STOCK            VALUE          BOND II       EQUITY II         UTILITY II        INCOME        HIGH YIELD
===================================================================================================================================
  8,745,043.0         57,394.8         5,892.4        521,674.5        158,076.2        417,936.4        12,179.6        119,098.6
  2,721,831.1        428,232.2        28,502.2        175,996.7        188,897.5         91,654.3        17,574.7         45,819.4
 (2,626,256.6)      (154,053.7)          (66.3)      (287,064.6)      (119,255.0)      (192,750.3)       (6,993.3)       (73,748.8)
-----------------------------------------------------------------------------------------------------------------------------------
  8,840,617.5        331,573.3        34,328.3        410,606.6        227,718.7        316,840.4        22,761.0         91,169.2
===================================================================================================================================

                                                   LAZARD RETIREMENT
         JANUS ASPEN SERIES PORTFOLIOS             SERIES PORTFOLIOS
---------------------------------------------  ------------------------
                                                                            LORD        MITCHELL
                                                                           ABBETT       HUTCHINS
                                                                        SERIES FUND   SERIES TRUST
  AGGRESSIVE                      WORLDWIDE                               GROWTH         GROWTH
    GROWTH          GROWTH         GROWTH       EQUITY      SMALL CAP    AND INCOME    AND INCOME
=================================================================================================
  2,363,771.3    3,595,530.3     8,203,822.8    1,021.9         44.2      13,117.1        6,824.5
  2,841,502.9    1,720,067.5     3,194,067.4   16,224.6      9,972.5      36,897.1        4,094.9
 (1,309,084.9)    (777,701.9)   (1,973,385.2)       0.0          0.0     (11,115.2)           0.0
--------------------------------------------------------------------------------------------------
  3,896,189.3    4,537,895.9     9,424,505.0   17,246.5     10,016.7      38,899.0       10,919.4
==================================================================================================

                                                                              STRONG
      NEUBERGER BERMAN                                                       VARIABLE
    ADVISERS MANAGEMENT                                                      INSURANCE
     TRUST PORTFOLIOS       RYDEX VARIABLE TRUST     SELIGMAN PORTFOLIOS      FUNDS
--------------------------- -------------------- -------------------------  ---------
                                                 COMMUNCIATIONS                          STRONG
   LIMITED                                            AND         GLOBAL     MID CAP  OPPORTUNITY
 MATURITY BOND  PARTNERS      NOVA      OTC       INFORMATION   TECHNOLOGY  GROWTH II   FUND II
================================================================================================
   79,073.7    422,449.4       0.0         0.0          0.0          0.0    110,428.3   160,379.9
  448,577.8    268,610.1     585.7    17,188.9    261,174.0     68,036.9    618,450.7   211,911.0
 (77,742.3)   (277,943.6)      0.0    (2,198.2)   (20,913.7)         0.0   (237,294.9) (185,674.9)
-------------------------------------------------------------------------------------------------
  449,909.2    413,115.9     585.7    14,990.7    240,260.3     68,036.9    491,584.1   186,616.0
=================================================================================================

         VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-------------------------------------------------------          ----------------
                 EMERGING       HARD          REAL                   COMBINED
    BOND         MARKETS       ASSETS        ESTATE                   TOTAL
-------------------------------------------------------          ----------------
  37,695.5     253,897.1     556,013.0      14,854.6               51,722,120.8
  14,773.1     184,240.8     536,107.7     137,147.5               26,427,232.6
    (760.9)   (258,805.1)   (892,218.6)   (133,590.6)             (21,885,704.9)
-------------------------------------------------------          ----------------
  51,707.7     179,332.8     199,902.1      18,411.5               56,263,648.5
=======================================================          ================

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                         THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                 LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH         ALLCAP       GROWTH    CAPITALIZATION   GROWTH
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares .............   $   438,203   $   686,477   $   35,070    $ 1,190,173   $   3,855
Expenses:
   Mortality and expense risk fees ............................        33,123        70,617        3,832         31,506       3,106
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       405,080       615,860       31,238      1,158,667         749
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments in
      portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................         6,582       571,825       13,967       (212,022)     21,596
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares ........................    (1,015,707)   (3,472,225)     (54,317)    (1,925,921)    (36,021)
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......    (1,009,125)   (2,900,400)     (40,350)    (2,137,943)    (14,425)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $  (604,045)  $(2,284,540)  $   (9,112)   $  (979,276)  $ (13,676)
===================================================================================================================================









STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH        ALLCAP       GROWTH    CAPITALIZATION   GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................   $   405,080   $   615,860   $   31,238  $ 1,158,667   $      749
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................         6,582       571,825       13,967     (212,022)      21,596
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    (1,015,707)   (3,472,225)     (54,317)  (1,925,921)     (36,021)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..      (604,045)   (2,284,540)      (9,112)    (979,276)     (13,676)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................       869,868     1,123,565       88,536      422,938       25,217
   Contract redemptions .......................................      (242,245)     (463,282)     (15,893)    (259,399)    (217,428)
   Net transfers ..............................................       414,927     2,426,709      382,190      (49,337)     298,132
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................     1,042,550     3,086,992      454,833      114,202      105,921
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       438,505       802,452      445,721     (865,074)      92,245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................     2,767,855     5,652,647      217,563    3,335,346      228,253
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................   $ 3,206,360   $ 6,455,099   $  663,284  $ 2,470,272   $  320,498
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                      CONSECO SERIES
         (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST                           TRUST PORTFOLIOS
----------------------------  ----------------------------------------------------------------------   ----------------------------
                                                                                           SMALL
                                            GROWTH AND                      NEW           COMPANY                        CONSECO
  INTERNATIONAL     VALUE       GROWTH        INCOME     INTERNATIONAL   GENERATION        GROWTH        BALANCED        20 FOCUS
===================================================================================================================================
 $     6,036     $  10,867    $    24,572   $    29,019   $        29     $        --     $    16,828    $ 2,755,224    $       221

       3,037         2,852          7,751         9,454           242             458           7,906        196,653            386
-----------------------------------------------------------------------------------------------------------------------------------
       2,999         8,015         16,821        19,565          (213)           (458)          8,922      2,558,571           (165)
 ----------------------------------------------------------------------------------------------------------------------------------



      65,998       (42,553)         7,186       142,343        12,416         (17,314)        144,858        490,251         (1,572)

    (132,688)       82,758       (203,574)     (351,225)         (841)        (28,237)       (316,818)    (1,890,548)       (39,865)
-----------------------------------------------------------------------------------------------------------------------------------
     (66,690)       40,205       (196,388)     (208,882)       11,575         (45,551)       (171,960)    (1,400,297)       (41,437)
-----------------------------------------------------------------------------------------------------------------------------------
 $   (63,691)   $   48,220   $   (179,567)  $  (189,317)  $    11,362     $   (46,009)    $  (163,038)   $ 1,158,274    $   (41,602)
===================================================================================================================================







===================================================================================================================================
      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                    CONSECO SERIES
         (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
----------------------------  ----------------------------------------------------------------------  -----------------------------
                                                                                           SMALL
                                            GROWTH AND                      NEW           COMPANY                       CONSECO
  INTERNATIONAL     VALUE       GROWTH        INCOME     INTERNATIONAL   GENERATION        GROWTH       BALANCED        20 FOCUS
-----------------------------------------------------------------------------------------------------------------------------------
$      2,999    $    8,015   $    16,821   $    19,565   $      (213)    $     (458)     $     8,922  $  2,558,571   $      (165)

      65,998       (42,553)        7,186       142,343        12,416        (17,314)         144,858       490,251        (1,572)

    (132,688)       82,758      (203,574)     (351,225)         (841)       (28,237)        (316,818)   (1,890,548)      (39,865)
-----------------------------------------------------------------------------------------------------------------------------------
     (63,691)       48,220      (179,567)     (189,317)       11,362        (46,009)        (163,038)    1,158,274       (41,602)
-----------------------------------------------------------------------------------------------------------------------------------

      86,281        53,265        73,036       389,160         9,506         48,596          350,749     1,716,161         4,798
     (25,114)       (6,875)      (12,200)     (152,488)         (220)            --          (57,931)   (1,955,789)           --
     (49,810)      (29,603)      419,212       539,837       (13,413)        53,989          530,008      (582,908)      161,565
-----------------------------------------------------------------------------------------------------------------------------------

      11,357        16,787       480,048       776,509        (4,127)       102,585          822,826      (822,536)      166,363
-----------------------------------------------------------------------------------------------------------------------------------
     (52,334)       65,007       300,481       587,192         7,235         56,576          659,788       335,738       124,761
-----------------------------------------------------------------------------------------------------------------------------------
     310,309       375,736       435,412       564,973         2,775             --          415,307    18,171,508            --
-----------------------------------------------------------------------------------------------------------------------------------
$    257,975    $  440,743   $   735,893   $ 1,152,165   $    10,010     $   56,576     $  1,075,095  $ 18,507,246   $   124,761
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                        CONSECO SERIES
                                                                                       TRUST PORTFOLIOS
                                                                                          (CONTINUED)
                                                            -----------------------------------------------------------------------
                                                                                 FIXED     GOVERNMENT      HIGH           MONEY
                                                                EQUITY          INCOME     SECURITIES      YIELD          MARKET
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares .......    $ 39,720,788   $    774,581   $    36,789    $     240    $  480,950
Expenses:
   Mortality and expense risk fees ......................       1,606,529         84,217         6,471           41        80,679
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................      38,114,259        690,364        30,318          199       400,271
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized  appreciation
   (depreciation) of investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ..............................       7,819,807       (119,137)      (80,566)          --            --
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares ..............     (39,324,269)       402,713       109,379            8            --
------------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares ..     (31,504,462)       283,576        28,813            8            --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations    $  6,609,797   $    973,940   $    59,131    $     207    $  400,271
===================================================================================================================================








STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                        CONSECO SERIES
                                                                                       TRUST PORTFOLIOS
                                                                                          (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                              FIXED      GOVERNMENT       HIGH           MONEY
                                                             EQUITY          INCOME      SECURITIES       YIELD          MARKET
===================================================================================================================================
Changes from operations:
       Net investment income (expense) .............    $  38,114,259   $     690,364   $      30,318   $      199    $     400,271
       Net realized gains (losses) on sales of
        investments in portfolio shares ............        7,819,807        (119,137)        (80,566)          --               --
       Net change in unrealized appreciation
                 (depreciation) of investments in
                    portfolio shares ...............      (39,324,269)        402,713         109,379            8               --
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
            operations .............................        6,609,797         973,940          59,131          207          400,271
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
       Net contract purchase payments ..............        9,611,948         594,418          50,760        4,891        1,207,851
       Contract redemptions ........................      (25,980,399)     (1,376,829)       (251,523)          --       (1,925,747)
       Net transfers ...............................       (5,095,784)     (1,532,867)       (544,567)       7,000       (2,443,581)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from contract owners' transactions .....      (21,464,235)     (2,315,278)       (745,330)      11,891       (3,161,477)
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .      (14,854,438)     (1,341,338)       (686,199)      12,098       (2,761,206)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ......................      230,349,784      12,622,314       1,277,300           --        9,876,527
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ...............    $ 215,495,346   $  11,280,976   $     591,101   $   12,098    $   7,115,321
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                 DREYFUS VARIABLE                                                             INVESCO VARIABLE
                                 INVESTMENT FUNDS                  FEDERATED INSURANCE FUNDS                  INVESTMENT FUNDS
                           ------------------------------  --------------------------------------------    ------------------------
  DREYFUS
  SOCIALLY      DREYFUS
RESPONSIBLE      STOCK      DISCIPLINED    INTERNATIONAL    HIGH INCOME    INTERNATIONAL                   EQUITY
  GROWTH         INDEX         STOCK           VALUE           BOND II       EQUITY II      UTILITY II     INCOME      HIGH YIELD
===================================================================================================================================

$    42,781   $   605,293    $     3,810     $     3,277     $    68,309    $    57,775    $    35,551   $     1,817   $       769

     52,655       252,798          1,741             252           6,251          3,926          6,201           281         1,284
------------------------------------------------------------------------------------------------------------------------------------
     (9,874)      352,495          2,069           3,025          62,058         53,849         29,350         1,536          (515)
------------------------------------------------------------------------------------------------------------------------------------



    269,288     1,421,525          1,124              (9)        (61,009)        65,113        (13,852)          291        (8,888)

   (958,200)   (4,461,829)       (43,132)         (2,748)        (65,934)      (225,389)       (74,534)         (511)       (9,069)
------------------------------------------------------------------------------------------------------------------------------------
   (688,912)   (3,040,304)       (42,008)         (2,757)       (126,943)      (160,276)       (88,386)         (220)      (17,957)
------------------------------------------------------------------------------------------------------------------------------------
$  (698,786)  $(2,687,809)   $   (39,939)    $       268     $   (64,885)   $  (106,427)   $   (59,036)  $     1,316   $   (18,472)
====================================================================================================================================


===================================================================================================================================

                                 DREYFUS VARIABLE                                                             INVESCO VARIABLE
                                 INVESTMENT FUNDS                  FEDERATED INSURANCE FUNDS                  INVESTMENT FUNDS
                           ------------------------------  --------------------------------------------    ------------------------
  DREYFUS
  SOCIALLY      DREYFUS
RESPONSIBLE      STOCK      DISCIPLINED    INTERNATIONAL    HIGH INCOME    INTERNATIONAL                   EQUITY
  GROWTH         INDEX         STOCK           VALUE           BOND II       EQUITY II      UTILITY II     INCOME      HIGH YIELD
===================================================================================================================================
 $     (9,874)   $  352,495    $     2,069    $     3,025   $    62,058    $    53,849    $   29,350   $      1,536    $      (515)

      269,288     1,421,525          1,124             (9)      (61,009)        65,113       (13,852)           291         (8,888)

     (958,200)   (4,461,829)       (43,132)        (2,748)      (65,934)      (225,389)      (74,534)          (511)        (9,069)
----------------------------------------------------------------------------------------------------------------------------------
     (698,786)   (2,687,809)       (39,939)           268       (64,885)      (106,427)      (59,036)         1,316        (18,472)
----------------------------------------------------------------------------------------------------------------------------------
    1,114,547     3,843,351         57,285         15,838       118,274         43,836        67,436          6,451         15,114
     (415,132)   (3,937,394)        (2,917)           (72)      (85,796)        (6,316)     (102,909)        (5,264)       (16,062)
      297,832       595,110        289,171         16,038      (184,693)       113,753      (130,548)        10,936        (21,161)
----------------------------------------------------------------------------------------------------------------------------------
      997,247       501,067        343,539         31,804      (152,215)       151,273      (166,021)        12,123        (22,109)
----------------------------------------------------------------------------------------------------------------------------------
      298,461    (2,186,742)       303,600         32,072      (217,100)        44,846      (225,057)        13,439        (40,581)
----------------------------------------------------------------------------------------------------------------------------------
    4,855,361    24,647,895         72,342          7,041       750,162        432,207       739,679         14,292        122,727
----------------------------------------------------------------------------------------------------------------------------------
  $ 5,153,822   $22,461,153    $   375,942    $    39,113   $   533,062    $   477,053    $  514,622   $     27,731    $    82,146
===================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2000



===================================================================================================================================
                                                                                                                LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS                SERIES PORTFOLIOS
                                                                --------------------------------------------  ---------------------
                                                                 AGGRESSIVE                     WORLDWIDE
                                                                    GROWTH          GROWTH        GROWTH       EQUITY    SMALL CAP
===================================================================================================================================
Investment income:
         Dividends from investments in portfolio shares.......   $ 1,733,432     $  1,111,534   $ 3,006,605   $ 2,181    $  114
Expenses:
         Mortality and expense risk fees ....................        148,000          135,134       357,778       111        30
-----------------------------------------------------------------------------------------------------------------------------------
             Net investment income (expense) ................      1,585,432          976,400     2,648,827     2,070        84
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments in portfolio shares:
    Net realized gains (losses) on sales of investments
             in portfolio shares ............................      1,748,535          456,459     2,139,323         4         4
    Net change in unrealized appreciation (depreciation) of
             investments in portfolio shares .................    (9,813,996)      (3,792,098)  (11,385,697)   (2,521)      737
-----------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares .......    (8,065,461)      (3,335,639)   (9,246,374)   (2,517)      741
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ....   $(6,480,029)    $ (2,359,239) $ (6,597,547)  $  (447)   $  825
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS-CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000



===================================================================================================================================
                                                                                                                LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS                SERIES PORTFOLIOS
                                                                --------------------------------------------  ---------------------
                                                                 AGGRESSIVE                     WORLDWIDE
                                                                    GROWTH          GROWTH        GROWTH       EQUITY    SMALL CAP
===================================================================================================================================
Changes from operations:
         Net investment income (expense).....................   $  1,585,432    $    976,400    $ 2,648,827  $  2,070    $    84
         Net realized gains (losses) on sales of investments
          in portfolio shares................................      1,748,535         456,459      2,139,323         4          4
         Net change in unrealized appreciation (depreciation)
           of investment in portfolio shares.................     (9,813,996)     (3,792,098)   (11,385,697)   (2,521)        737
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
           operations........................................     (6,480,029)     (2,359,239)    (6,597,547)     (477)        825
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments......................      2,807,596       2,503,014      5,210,969       394       2,071
         Contract redemptions................................     (1,703,039)     (1,278,386)    (3,857,000)       --          --
         Net transfers.......................................      6,688,941       1,912,353      4,151,256    18,225       7,781
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from contract owners' transactions..............      7,793,498       3,136,981      5,505,225    18,619       9,852
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets............      1,313,469         777,742     (1,092,322)   18,172      10,677
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year................................     10,609,823      11,577,258     32,166,851     1,158          39
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year..........................   $ 11,923,292    $ 12,355,000   $ 31,074,529  $ 19,330    $ 10,716
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                        STRONG
                                  NEUBERGER BERMAN                                                                     VARIABLE
                                ADVISERS MANAGEMENT                                                                    INSURANCE
                                  TRUST PORTFOLIOS            RYDEX VARIABLE TRUST         SELIGMAN PORTFOLIOS           FUNDS
  LORD          MITCHELL     ---------------------------     ----------------------   -------------------------------  -----------
 ABBETT         HUTCHINS
 SERIES          SERIES
  FUND           TRUST                                                                 COMMUNICATIONS
 GROWTH          GROWTH           LIMITED                                                     AND          GLOBAL         MID CAP
AND INCOME     AND  INCOME     MATURITY BOND   PARTNERS        NOVA            OTC        INFORMATION     TECHNOLOGY     GROWTH II
-----------  ----------------------------------------------------------------------------------------------------------------------

$       398      $     733      $   2,094      $ 114,204      $     663      $  15,818      $  18,074      $   1,301     $  93,955

        377            132          1,525          6,517             66          1,706            630            130         9,189
-----------------------------------------------------------------------------------------------------------------------------------
         21            601            569        107,687            597         14,112         17,444          1,171        84,766
-----------------------------------------------------------------------------------------------------------------------------------


       (846)             5           (404)       (36,437)            (1)       (17,956)        (2,807)           (34)      105,071

      7,710         (1,133)        11,567        (71,821)        (1,978)      (205,654)       (91,946)       (11,640)     (508,265)
-----------------------------------------------------------------------------------------------------------------------------------
      6,864         (1,128)        11,163       (108,258)        (1,979)      (223,610)       (94,753)       (11,674)     (403,194)
-----------------------------------------------------------------------------------------------------------------------------------
$     6,885      $    (527)     $  11,732      $    (571)     $  (1,382)     $(209,498)     $ (77,309)     $ (10,503)    $(318,428)
===================================================================================================================================





===================================================================================================================================
                                                                                                                        STRONG
                                  NEUBERGER BERMAN                                                                     VARIABLE
                                ADVISERS MANAGEMENT                                                                    INSURANCE
                                  TRUST PORTFOLIOS            RYDEX VARIABLE TRUST         SELIGMAN PORTFOLIOS           FUNDS
  LORD          MITCHELL     ---------------------------     ----------------------   -------------------------------  -----------
 ABBETT         HUTCHINS
 SERIES          SERIES
  FUND           TRUST                                                                COMMUNICATIONS
 GROWTH          GROWTH           LIMITED                                                   AND          GLOBAL         MID CAP
AND INCOME     AND  INCOME     MATURITY BOND   PARTNERS        NOVA          OTC       INFORMATION      TECHNOLOGY     GROWTH II
-----------  ----------------------------------------------------------------------------------------------------------------------
$     21       $    601      $    569      $  107,687      $   597      $  14,112      $ 17,444      $  1,171      $    84,766

    (846)             5          (404)        (36,437)          (1)       (17,956)       (2,807)          (34)         105,071
-----------------------------------------------------------------------------------------------------------------------------------
   7,710         (1,133)       11,567         (71,821)      (1,978)      (205,654)      (91,946)      (11,640)        (508,265)
-----------------------------------------------------------------------------------------------------------------------------------
   6,885           (527)       11,732            (571)      (1,382)      (209,498)      (77,309)      (10,503)        (318,428)

  25,239          1,893        16,766          97,722           50        306,549       134,069        13,272          619,799
    (133)            --        (2,935)        (19,707)          --        (46,176)      (17,223)           --          (53,191)
   4,651          2,418       405,157         (91,846)      10,221        304,261        93,976        43,139          679,208
-----------------------------------------------------------------------------------------------------------------------------------

  29,757          4,311       418,988         (13,831)      10,271        564,634       210,822        56,411        1,245,816
-----------------------------------------------------------------------------------------------------------------------------------
  36,642          3,784       430,720         (14,402)       8,889        355,136       133,513        45,908          927,388
-----------------------------------------------------------------------------------------------------------------------------------
  15,271          7,399        85,878         575,993           --             --            --            --          336,814
-----------------------------------------------------------------------------------------------------------------------------------
$ 51,913       $ 11,183      $516,598      $  561,591      $ 8,889      $ 355,136      $133,513      $ 45,908      $ 1,264,202
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000



===================================================================================================================================
                                                                                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ---------------------------------------------------
                                                                   STRONG
                                                                 OPPORTUNITY                    EMERGING       HARD       REAL
                                                                    FUND II         BOND         MARKETS       ASSETS    ESTATE
===================================================================================================================================
Investment income:
         Dividends from investments in portfolio shares.......   $    45,902    $     1,935   $     --      $  2,956    $  270
Expenses:
         Mortality and expense risk fees ....................          3,117            463      1,896         2,419       188
-----------------------------------------------------------------------------------------------------------------------------------
             Net investment income (expense) ................         42,785          1,472     (1,896)          537        82
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments in portfolio shares:
    Net realized gains (losses) on sales of investments
             in portfolio shares ............................         58,978            (36)    79,956        19,915     3,302
    Net change in unrealized appreciation (depreciation) of
             investments in portfolio shares .................       (81,582)          (671)  (168,234)       (7,221)      773
-----------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares........       (22,604)          (707)   (88,278)       12,694     4,075
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations.....   $    20,181    $       765   $(90,174)     $ 13,231    $4,157
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS-CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000


===================================================================================================================================
                                                                                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ---------------------------------------------------
                                                                   STRONG
                                                                 OPPORTUNITY                    EMERGING       HARD       REAL
                                                                    FUND II         BOND         MARKETS       ASSETS    ESTATE
===================================================================================================================================
Changes from operations:
         Net investment income (expense).....................   $     42,785        $  1,472   $ (1,896)     $    537   $    82
         Net realized gains (losses) on sales of investments
          in portfolio shares................................         58,978             (36)    79,956        19,915     3,302
         Net change in unrealized appreciation (depreciation)
           of investment in portfolio shares.................        (81,582)           (671)  (168,234)       (7,221)      773
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
           operations........................................         20,181             765    (90,174)       13,231     4,157
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments......................         21,603          12,040     28,324        17,172       767
         Contract redemptions................................        (73,267)           (534)   (16,953)      (38,734)       --
         Net transfers.......................................         99,198           3,190    (78,517)     (329,326)      689
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from contract owners' transactions..............         47,534          14,696    (67,146)     (350,888)    1,456
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets............         67,715          15,461   (157,320)     (337,657)    5,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year................................        296,947          40,321    265,085       559,540    12,302
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year..........................   $    364,662        $ 55,782   $107,765      $221,883   $17,915
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

   COMBINED
    TOTAL
---------------
$ 53,181,473

   3,143,657
---------------
  50,037,816
---------------



  15,050,279

 (80,162,414)
--------------
  65,112,135)
--------------
$(15,074,319)
=============


================================================================================

   COMBINED
    TOTAL
---------------
$ 50,037,816

  15,050,279

 (80,162,414)
---------------
 (15,074,319)
---------------

  33,832,985
 (44,622,502)
   9,803,112
---------------

    (986,405)
---------------
 (16,060,724)
---------------
 374,795,994
---------------
$358,735,270
===============

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                              THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                 LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH         ALLCAP       GROWTH    CAPITALIZATION   GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares .............   $  128,480     $  173,044   $   15,904     $ 313,672     $    27
Expenses:
   Mortality and expense risk fees ............................       17,060         31,692        1,384        25,908       1,856
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................      111,420        141,352       14,520       287,764      (1,829)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................       111,748       558,078       10,857        50,558       2,160
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares ........................       295,980     1,309,281       19,785       638,612       8,273
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......       407,728     1,867,359       30,642       689,170      10,433
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $   519,148    $2,008,711   $   45,162     $ 976,934     $ 8,604
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                  -----------------------------------------------------  ----------
                                                                                LEVERAGED      MIDCAP         SMALL     INCOME AND
                                                                    GROWTH        ALLCAP       GROWTH    CAPITALIZATION   GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   111,420   $   141,352   $  14,520   $   287,764   $ (1,829)
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................       111,748       558,078      10,857        50,558      2,160
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       295,980     1,309,281      19,785       638,612      8,273
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..       519,148     2,008,711      45,162       976,934      8,604
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................       536,875       709,993      59,860       411,916     54,378
   Contract redemptions .......................................      (245,853)     (236,059)     (2,797)     (216,597)    (5,265)
   Net transfers ..............................................     1,364,778     1,780,573     (17,279)     (236,971)    71,174
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................     1,655,800     2,254,507      39,784      (41,652)    120,287
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     2,174,948     4,263,218      84,946      935,282     128,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................       592,907     1,389,429     132,617    2,400,064      99,362
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................   $ 2,767,855   $ 5,652,647   $ 217,563  $ 3,335,346   $ 228,253
===================================================================================================================================



   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
     AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                       BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
-------------------------------   --------------------------------------------------------  ---------------------------------------
                                                                SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
INTERNATIONAL         VALUE       GROWTH          INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY        INCOME
===================================================================================================================================
 $         --    $    16,781   $         67   $         --  $         --   $         15   $ 3,303,327   $ 64,761,215   $    890,651

         1,617         2,993          3,068          3,685         2,143             15       160,412      1,193,037        103,858
-----------------------------------------------------------------------------------------------------------------------------------
        (1,617)       13,788         (3,001)        (3,685)       (2,143)            --     3,142,915     63,568,178        786,793
-----------------------------------------------------------------------------------------------------------------------------------


         3,093       (24,861)         7,460         23,544        11,746         (1,677)      419,126     10,008,486       (184,733)

       104,334       (35,009)       132,558        168,678       164,105            373       729,573      3,199,282       (792,858)
------------------------------------------------------------------------------------------------------------------------------------
       107,427       (59,870)       140,018        192,222       175,851         (1,304)    1,148,699     13,207,768       (977,591)
------------------------------------------------------------------------------------------------------------------------------------
  $    105,810   $   (46,082)  $    137,017   $    188,537  $    173,708   $     (1,304)  $ 4,291,614   $ 76,775,946   $   (190,798)
====================================================================================================================================





===================================================================================================================================
     AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                       BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
-------------------------------   --------------------------------------------------------  ---------------------------------------
                                                                SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
INTERNATIONAL         VALUE       GROWTH          INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY        INCOME
===================================================================================================================================


  $     (1,617)  $    13,788   $     (3,001)  $     (3,685) $     (2,143)  $         --   $ 3,142,915   $ 63,568,178   $  786,793

         3,093       (24,861)         7,460         23,544        11,746         (1,677)      419,126     10,008,486      (184,733)

       104,334       (35,009)       132,558        168,678       164,105            373       729,573      3,199,282      (792,858)
------------------------------------------------------------------------------------------------------------------------------------
       105,810       (46,082)       137,017        188,537       173,708         (1,304)    4,291,614     76,775,946      (190,798)
------------------------------------------------------------------------------------------------------------------------------------

        34,926        66,180         46,621        103,748        42,921          4,918     1,850,837      9,915,752       948,729
       (34,093)         (797)       (13,320)       (77,541)      (13,080)            --    (1,231,243)   (19,376,258)   (1,468,531)
        68,072       214,621          8,401        176,231        96,668           (839)   (3,030,882)   (20,639,749)   (1,366,270)
-----------------------------------------------------------------------------------------------------------------------------------

        68,905       280,004         41,702        202,438       126,509          4,079    (2,411,288)   (30,100,255)   (1,886,072)
-----------------------------------------------------------------------------------------------------------------------------------
       174,715       233,922        178,719        390,975       300,217          2,775     1,880,326     46,675,691    (2,076,870)
-----------------------------------------------------------------------------------------------------------------------------------
       135,594       141,814        256,693        173,998       115,090             --    16,291,182    183,674,093    14,699,184
-----------------------------------------------------------------------------------------------------------------------------------
  $    310,309   $   375,736   $    435,412   $    564,973  $    415,307   $      2,775   $18,171,508   $230,349,784  $ 12,622,314
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                    CONSECO SERIES                                       DREYFUS
                                                                    TRUST PORTFOLIOS                                     VARIABLE
                                                                       (CONTINUED)                                      INVESTMENT
                                                                 --------------------------                            -------------
                                                                                              DREYFUS
                                                                                              SOCIALLY      DREYFUS
                                                                  GOVERNMENT       MONEY     RESPONSIBLE     STOCK      DISCIPLINED
                                                                  SECURITIES       MARKET      GROWTH        INDEX         STOCK
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares .............   $  107,961   $  361,663     $ 161,066     $ 411,370    $  699
Expenses:
   Mortality and expense risk fees ............................       13,829       74,500        31,289       198,788       420
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       94,132      287,163       129,777       212,582       279
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................      (39,974)         --        121,526     1,264,839     3,050
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares ........................     (103,269)         --        661,999     2,084,671     4,512
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......     (143,243)         --        783,525     3,349,510     7,562
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $  (49,111)  $ 287,163      $ 913,302    $3,562,092    $7,841
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS-CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999


===================================================================================================================================
                                                                    CONSECO SERIES                                       DREYFUS
                                                                    TRUST PORTFOLIOS                                     VARIABLE
                                                                       (CONTINUED)                                      INVESTMENT
                                                                 --------------------------                            -------------
                                                                                              DREYFUS
                                                                                              SOCIALLY      DREYFUS
                                                                  GOVERNMENT       MONEY     RESPONSIBLE     STOCK      DISCIPLINED
                                                                  SECURITIES       MARKET      GROWTH        INDEX         STOCK
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $    94,132   $ 287,163   $  129,777  $   212,582     $   279
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................       (39,974)         --      121,526    1,264,839       3,050
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................      (103,269)         --      661,999    2,084,671       4,512
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..       (49,111)    287,163      913,302    3,562,092       7,841
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................        68,158   1,321,953      980,324    4,113,547      26,306
   Contract redemptions .......................................      (205,996) (2,655,856)    (140,733)  (1,780,271)         --
   Net transfers ..............................................       525,195   5,473,590    1,256,049    4,598,908      18,846
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................       387,357   4,139,687    2,095,640    6,932,184      45,152
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       338,246   4,426,850    3,008,942   10,494,276      52,993
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................       939,054   5,449,677    1,846,419   14,153,619      19,349
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................   $ 1,277,300  $9,876,527   $4,855,361  $24,647,895     $72,342
===================================================================================================================================



   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUND              INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
-------------- --------------------------------------------   -------------------------   ----------------------------------------
 INTERNATIONAL   HIGH INCOME   INTERNATIONAL                   EQUITY                        AGGRESSIVE                  WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
===================================================================================================================================
$        497   $     53,015   $      6,865  $     52,867   $        185   $      7,078   $    170,221  $     53,182   $     37,051

          18          7,373          2,752         7,442            237            652         49,307        69,843        211,547
-----------------------------------------------------------------------------------------------------------------------------------
         479         45,642          4,113        45,425            (52)         6,426        120,914       (16,661)      (174,496)
-----------------------------------------------------------------------------------------------------------------------------------


          --        (19,531)        57,813         8,985          4,665             41        862,750       671,059        803,052

          (4)       (23,518)       133,905       (48,438)          (739)          (816)     3,700,827     2,118,576     11,240,473
-----------------------------------------------------------------------------------------------------------------------------------
          (4)       (43,049)       191,718       (39,453)         3,926           (775)     4,563,577     2,789,635     12,043,525
-----------------------------------------------------------------------------------------------------------------------------------
$        475   $      2,593   $    195,831  $      5,972   $      3,874   $      5,651   $  4,684,491  $  2,772,974   $ 11,869,029
===================================================================================================================================



===================================================================================================================================
  DREYFUS
  VARIABLE
 INVESTMENT                                                      INVESCO VARIABLE
 (CONTINUED)        FEDERATED INSURANCE SERIES FUND              INVESTMENT FUNDS               JANUS ASPEN SERIES PORTFOLIOS
-------------- --------------------------------------------   -------------------------   ----------------------------------------
 INTERNATIONAL   HIGH INCOME   INTERNATIONAL                   EQUITY                        AGGRESSIVE                  WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
===================================================================================================================================
$        479   $     45,642   $      4,113   $     45,425   $        (52)  $      6,426   $    120,914   $    (16,661) $   (174,496)

          --        (19,531)        57,813          8,985          4,665             41        862,750        671,059       803,052

          (4)       (23,518)       133,905        (48,438)          (739)          (816)     3,700,827      2,118,576    11,240,473
----------------------------------------------------------------------------------------------------------------------------------
         475          2,593        195,831          5,972          3,874          5,651      4,684,491      2,772,974    11,869,029
-----------------------------------------------------------------------------------------------------------------------------------
       1,121        248,365         46,235        160,218          6,527         17,301        867,225      1,432,168     3,759,132
          --       (131,357)       (40,030)      (130,590)       (39,449)          (169)      (850,365)      (605,936)   (1,445,920)
       5,445         72,129            433        (48,512)         7,531         78,290      2,922,201      4,119,809     2,721,386
-----------------------------------------------------------------------------------------------------------------------------------
       6,566        189,137          6,638        (18,884)       (25,391)        95,422      2,939,061      4,946,041     5,034,598
-----------------------------------------------------------------------------------------------------------------------------------
       7,041        191,730        202,469        (12,912)       (21,517)       101,073      7,623,552      7,719,015    16,903,627
-----------------------------------------------------------------------------------------------------------------------------------
          --        558,432        229,738        752,591         35,809         21,654      2,986,271      3,858,243    15,263,224
-----------------------------------------------------------------------------------------------------------------------------------
$      7,041   $    750,162   $    432,207   $    739,679   $     14,292   $    122,727   $ 10,609,823   $ 11,577,258  $ 32,166,851
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                    LAZARD RETIREMENT                                     TRUST
                                                                     SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  ------------------------                             ------------
                                                                                                             MITCHELL
                                                                                             LORD ABBETT     HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST   LIMITED
                                                                                              GROWTH AND    GROWTH AND   MATURITY
                                                                    EQUITY     SMALL CAP        INCOME        INCOME       BOND
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares .............      $    38       $   --        $ 1,204     $     --   $ 13,707
Expenses:
   Mortality and expense risk fees ............................            5           35            234           60      2,419
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................           33          (35)           970          (60)    11,288
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and  unrealized
   appreciation (depreciation) of investments:
       Net realized gains (losses) on sales of investments
           in portfolio shares ................................           --          403          2,442            5     (9,505)
       Net change in unrealized appreciation (depreciation) of
           investments in portfolio shares ....................          (20)        (359)          (434)         687       (453)
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares....          (20)          44          2,008          692     (9,958)
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations ................................      $    13       $    9        $ 2,978     $    632    $ 1,330
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000


===================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                    LAZARD RETIREMENT                                     TRUST
                                                                     SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  ------------------------                             ------------
                                                                                                             MITCHELL
                                                                                             LORD ABBETT     HUTCHINS
                                                                                              SERIES FUND  SERIES TRUST   LIMITED
                                                                                              GROWTH AND    GROWTH AND   MATURITY
                                                                    EQUITY     SMALL CAP        INCOME        INCOME       BOND
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................     $   33     $    (35)      $      970      $   (60)   $  11,288
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................        --           403            2,442            5       (9,505)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................        (20)        (359)            (434)         687         (453)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..         13            9            2,978          632        1,330
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................        470           23            2,114        1,597       18,533
   Contract redemptions .......................................         --           --           (2,618)          --       (1,945)
   Net transfers ..............................................        675       (3,687)          (1,174)         (77)    (176,039)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
           from contract owners' transactions .................       1,145      (3,664)          (1,678)       1,520     (159,451)
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets ............       1,158      (3,655)           1,300        2,152     (158,121)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................          --       3,694           13,971        5,247      243,999
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year ..........................     $1,158     $     39       $   15,271      $ 7,399   $   85,878
===================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
NEUBERGER
 BERMAN
 ADVISERS
MANAGMENT       STRONG
  TRUST        VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------    ----------           STRONG         -----------------------------------------------------------
                MID CAP          OPPORTUNITY                      EMERGING            HARD            REAL             COMBINED
PARTNERS        GROWTH II           FUND II         BOND           MARKETS            ASSETS          ESTATE             TOTAL
==============================================================================================================      ===============
$  14,677        $      99        $  15,306        $  2,318        $      --        $   2,415        $     58        $  71,076,725


    5,325            1,397            2,006             403            1,425            2,876             114            2,233,024
-------------------------------------------------------------------------------------------------------------       --------------
    9,352           (1,298)          13,300           1,915           (1,425)            (461)            (56)          68,843,701
-------------------------------------------------------------------------------------------------------------       --------------



   (6,481)           3,848           15,250             285           (3,381)         (42,065)             17           14,694,678

   26,253          104,993           29,993          (5,860)         121,754          100,379            (232)          26,087,847
-------------------------------------------------------------------------------------------------------------       --------------
   19,772          108,841           45,243          (5,575)         118,373           58,314            (215)          40,782,525
---------------------------------------------------------------------------------------------------------------     --------------
$  29,124        $ 107,543        $  58,543       $  (3,660)       $116,948         $  57,853        $   (271)       $ 109,626,226
===============================================================================================================     ==============









===================================================================================================================================
NEUBERGER
 BERMAN
 ADVISERS
MANAGMENT       STRONG
  TRUST        VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------    ----------           STRONG         -----------------------------------------------------------
                MID CAP          OPPORTUNITY                      EMERGING            HARD            REAL             COMBINED
PARTNERS        GROWTH II           FUND II         BOND           MARKETS            ASSETS          ESTATE             TOTAL
==============================================================================================================      ==============
$   9,352        $  (1,298)       $  13,300        $  1,915        $  (1,425)       $    (461)       $    (56)      $  68,843,701

   (6,481)           3,848           15,250             285           (3,381)         (42,065)             17          14,694,678

   26,253          104,993           29,993          (5,860)         121,754          100,379            (232)         26,087,847
--------------------------------------------------------------------------------------------------------------      -------------
   29,124          107,543           58,543          (3,660)         116,948           57,853            (271)        109,626,226
-------------------------------------------------------------------------------------------------------------       -------------

  166,393           30,192           70,611          13,252           18,011           24,652             382          28,182,464
  (29,377)          (3,003)         (54,554)         (5,053)          (2,937)          (1,281)             --         (31,048,874)
  (21,587)         (33,708)          98,488            (354)          39,382          311,470           9,394             462,611
-------------------------------------------------------------------------------------------------------------       -------------

  115,429           (6,519)         114,545           7,845           54,456          334,841           9,776          (2,403,799)
--------------------------------------------------------------------------------------------------------------      -------------
  144,553          101,024          173,088           4,185          171,404          392,694           9,505         107,222,427
-------------------------------------------------------------------------------------------------------------       -------------
  431,440          235,790          123,859          36,136           93,681          166,846           2,797         267,573,567
--------------------------------------------------------------------------------------------------------------      -------------
$ 575,993        $ 336,814        $ 296,947        $ 40,321        $ 265,085        $ 559,540        $ 12,302       $ 374,795,994
==============================================================================================================      =============

CONSECO VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 AND 1999
===============================================================================
(1) GENERAL

   Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

   The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (May 1, 1997)
   Leveraged AllCap Portfolio  (June 1, 1995)
   MidCap Growth Portfolio  (May 1, 1997)
   Small Capitalization Portfolio  (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund (May 1 1997)
   Growth and Income Fund (May 1, 1997)
   International Fund (May 1, 1997)
   New Generation Fund (May 1, 2000)
   Small Company Growth Fund (May 1, 1997)

CONSECO SERIES TRUST
   Balanced Portfolio (May 1, 1993)
   Conseco 20 Focus Portfolio (May 1, 2000)
   Equity Portfolio (May 1, 1993)
   Fixed Income  Portfolio (May 1, 1993)
   Government Securities Portfolio (May 1, 1993)
   High Yield Portfolio (May 1, 2000)
   Money Market Portfolio (May 1, 1993)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST (MAY 1, 2000)
   Nova Fund
   OTC Fund

SELIGMAN PORTFOLIOS, INC. (MAY 1, 2000)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II  (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund (June 1, 1995)
   Worldwide  Emerging  Markets Fund (June 1,  1996)
   Worldwide  Hard Assets Fund (June 1, 1995)
   Worldwide Real Estate Fund  (May 1, 1998)

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2000 AND 1999

===============================================================================

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                     3.5% RATE     3.5% RATE
                                                    DECEMBER 31,   DECEMBER 31,
                                                      2000           1999
===============================================================================
The Alger American Fund:
  Leveraged AllCap................................$  0.945        $ 1.264
Conseco Series Trust:
  Balanced Portfolio..............................   1.362          1.305
  Equity Portfolio
   Qualified......................................  10.575         10.473
   Nonqualified...................................   9.791          9.697
  Fixed Income Portfolio
   Qualified......................................   5.036          4.789
   Nonqualified...................................   5.040          4.792
Money Market Portfolio
   Qualified......................................   1.038          1.022
The Dreyfus Socially Responsible Growth Fund......   0.893          1.049
Dreyfus Stock Index Fnd...........................   1.089          1.255
Federated Insurance Series:
   High Income Bond Fund II.......................   0.849          0.975
   Utility Fund II................................   0.866            N/A
Janus Aspen Series:
   Aggressive Growth Portfolio....................   0.556            N/A
   Growth Portfolio...............................   0.938          1.132
   Worldwide Growth Portfolio.....................   2.142          2.611
===============================================================================

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $121,154,818 and $134,689,005 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $72,150,013 and $67,907,279 for the years ended December 31, 2000 and 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $3,143,657 and $2,233,024 for the years ended December 31, 2000 and 1999, respectively.

Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $594,124 and $465,909 for the years ended December 31, 2000 and 1999, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

  Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS
Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT C

(6) NET ASSETS

AS OF DECEMBER 31, 2000

==================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                               THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                              --------------------------------------------------------  -----------
                                                                            LEVERAGED      MID CAP          SMALL       INCOME AND
                                                                GROWTH         ALLCAP       GROWTH       CAPITALIZATION   GROWTH
===================================================================================================================================
Net assets at December 31, 1997 ..............................$   145,285   $   721,092   $    12,806   $ 2,246,208   $         --
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed ..  3,028,615     5,568,257       595,672       (91,321)       310,974
Undistributed net investment income (expense) ................    540,026       784,363        51,504     1,696,340           (800)
Undistributed net realized gain (loss) on sales of investments    125,949     1,210,232        22,489      (124,599)        23,511
Net unrealized appreciation (depreciation) of investments ....   (633,515)   (1,828,845)      (19,187)   (1,256,356)       (13,187)
----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................  3,206,360   $ 6,455,099   $   663,284   $ 2,470,272   $    320,498
==================================================================================================================================

                                                                   AMERICAN CENTURY
                                                                  VARIABLE PORTFOLIOS
                                                                       (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST
                                                              ---------------------------- ----------------------------------------
                                                                                                        GROWTH AND
                                                               INTERNATIONAL     VALUE      GROWTH        INCOME      INTERNATIONAL
==================================================================================================================================
Net assets at December 31, 1997 ..............................$       105   $    23,511   $    47,882   $    78,390   $      3,000
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed ..    212,582       418,364       705,912     1,048,019         (3,390)
Undistributed net investment income (expense) ................      1,758        25,985        13,201        15,929           (244)
Undistributed net realized gain (loss) on sales of investments     70,909       (71,387)       15,330       168,399         11,112
Net unrealized appreciation (depreciation) of investments ....    (27,379)       44,270       (46,432)     (158,572)          (468)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................$   257,975   $   440,743   $   735,893   $ 1,152,165   $     10,010
===================================================================================================================================

                                                               BERGER INSTITUTIONAL
                                                                  PRODUCTS TRUST                  CONSECO SERIES TRUST
                                                                    (CONTINUED)                         PORTFOLIOS
                                                              ---------------------------- ----------------------------------------
                                                                                 SMALL
                                                                   NEW          COMPANY                      CONSECO
                                                                GENERATION       GROWTH     BALANCED        20 FOCUS     EQUITY
===================================================================================================================================
Net assets at December 31, 1997 ..............................$        --   $    .2,677   $14,113,503   $        --   $190,813,333
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed ..    102,585     1,062,155    (2,366,105)      166,363    (84,276,008)
Undistributed net investment income (expense) ................       (458)        6,308     6,700,276          (165)   116,256,493
Undistributed net realized gain (loss) on sales of investments    (17,314)      156,286     1,249,732        (1,572)    25,042,385
Net unrealized appreciation (depreciation) of investments ....    (28,237)     (152,331)   (1,190,160)      (39,865)   (32,340,857)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................$    56,576   $ 1,075,095    18,507,246       124,761   $215,495,346
===================================================================================================================================

                                                                         CONSECO SERIES TRUST
                                                                                PORTFOLIOS
                                                                                (CONTINUED)                               DREYFUS
                                                              -----------------------------------------------------       SOCIALLY
                                                                 FIXED        GOVERNMENT      HIGH        MONEY         RESPONSIBLE
                                                                INCOME        SECURITIES      YIELD       MARKET          GROWTH
===================================================================================================================================
Net assets at December 31, 1997 ..............................$15,912,449   $   612,225   $        --   $ 4,426,949   $    645,695
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units redeemed .. (6,207,764)      (74,263)       11,891     1,795,345      4,003,675
Undistributed net investment income ..........................  2,401,404       164,958           199       893,027        175,894
Undistributed net realized gain on sales of investments ......   (264,463)     (103,191)           --            --        464,744
Net unrealized appreciation/(depreciation) of investments ....   (560,650)       (8,628)            8            --       (136,186)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets ................................................$11,280,976   $   591,101   $    12,098   $ 7,115,321   $  5,153,822
===================================================================================================================================

==================================================================================================================================
                    DREYFUS VARIABLE                                                                     INVESCO  VARIABLE
                     INVESTMENT FUNDS                     FEDERATED INSURANCE SERIES                       INVESTMENT FUND
    DREYFUS     -----------------------------     ----------------------------------------------    ----------------------------
    STOCK        DISCIPLINED    INTERNATIONAL      HIGH INCOME    INTERNATIONAL                       EQUITY
    INDEX           STOCK           VALUE            BOND II        EQUITY II        UTILITY II       INCOME         HIGH YIELD
==================================================================================================================================
$  5,606,316    $         --     $         --     $    141,732     $    141,512    $     306,571    $         --     $        --

  13,728,512         405,251           38,370          452,512          210,049          184,026          19,533          93,953
     626,698           2,393            3,504          111,319           56,035           98,656           3,178           8,110
   3,188,697           4,174               (9)         (75,339)         169,159           39,668           4,957          (8,851)
    (689,070)        (35,876)          (2,752)         (97,162)         (99,702)        (114,299)             63         (11,066)
-----------------------------------------------------------------------------------------------------------------------------------
$ 22,461,153    $    375,942     $     39,113     $    533,062    $     477,053    $     514,622    $     27,731     $    82,146
===================================================================================================================================


                                                         LAZARD RETIREMENT
          JANUS ASPEN SERIES PORTFOLIOS                  SERIES PORTFOLIOS
----------------------------------------------     ---------------------------
                                                                                        LORD          MITCHELL
                                                                                       ABBETT         HUTCHINS
                                                                                    SERIES FUND     SERIES TRUST
 AGGRESSIVE                        WORLDWIDE                                           GROWTH          GROWTH
   GROWTH           GROWTH          GROWTH           EQUITY         SMALL CAP        AND INCOME      AND INCOME
===================================================================================================================
$  1,732,743     $ 1,711,973      $ 9,289,971      $        --    $          --     $         --     $        --

  11,296,663       9,401,822       13,677,300           19,764            9,527           40,713          10,574
   1,685,019       1,092,184        2,818,277            2,103               43            1,833             889
   2,664,794       1,314,749        3,670,932                4              407            1,596              10
  (5,455,927)     (1,165,728)       1,618,049           (2,541)             739            7,771            (290)
-------------------------------------------------------------------------------------------------------------------
$ 11,923,292     $12,355,000      $31,074,529      $    19,330    $      10,716     $     51,913     $    11,183
===================================================================================================================


                                                                                                       STRONG
       NEUBERGER BERMAN                                                                               VARIABLE
     ADVISERS MANAGEMENT                                                                             INSURANCE
      TRUST PORTFOLIOS                RYDEX VARIABLE TRUST             SELIGMAN PORTFOLIOS             FUNDS
----------------------------      ----------------------------    ------------------------------     -----------
                                                                  COMMUNICATIONS                                        STRONG
  LIMITED                                                              AND             GLOBAL          MID CAP        OPPORTUNITY
MATURITY BOND      PARTNERS           NOVA             OTC         INFORMATION       TECHNOLOGY       GROWTH II         FUND II
===================================================================================================================================
$         --      $   74,763      $        --      $        --    $          --     $         --     $     5,080      $    5,042

     502,687         461,433           10,271          564,634          210,822           56,411       1,465,375         274,006
      11,727         123,380              597           14,112           17,444            1,171          83,314          57,121
      (9,981)        (52,973)              (1)         (17,956)          (2,807)             (34)        109,399          71,565
      12,165          45,012           (1,978)        (205,654)         (91,946)         (11,640)       (398,966)        (43,072)
-----------------------------------------------------------------------------------------------------------------------------------
$    516,598      $  561,591      $     8,889      $   355,136     $    133,513     $     45,908     $ 1,264,202      $  364,662
===================================================================================================================================


         VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------------------------------------------------------
                   EMERGING          HARD             REAL                             COMBINED
    BOND            MARKETS         ASSETS           ESTATE                              TOTAL
==============================================================                      ============
$     17,407      $   80,220      $   345,128      $        --                      $249,263,568

      38,062          28,196          (98,154)          13,870                       (20,872,260)
       3,277          (2,816)          48,416               21                       136,594,003
         448          54,894          (91,171)           3,319                        39,018,202
      (3,412)        (52,729)          17,664              705                       (45,268,243)
--------------------------------------------------------------                      ------------
$     55,782      $  107,765      $   221,883      $    17,915                      $358,735,270
==============================================================                      ============

REPORT OF INDEPENDENT ACCOUNTANTS



===============================================================================

TO THE BOARD OF DIRECTOS OF CONSECO VARIBLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT C

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account C (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years (or other period as specified in footnote 1) in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
--------------------------------
Indianapolis, Indiana
February 9, 2001

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                                                                              27

===============================================================================
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28

===============================================================================
                           CONSECO VARIABLE ANNUITY ACCOUNT C

                           SPONSOR
                           Conseco Variable Insurance Company--Carmel, Indiana.

                           DISTRIBUTOR
                           Conseco Equity Sales, Inc.

                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP--Indianapolis, Indiana.

===============================================================================

                                 CONSECO VARIABLE ANNUITY ACCOUNT C IS ISSUED BY
                                              CONSECO VARIABLE INSURANCE COMPANY
  THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO
     EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY.
          BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS
            SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS
                                        STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                           CV-207 (2/01)   05964
                                     (C) 2001 Conseco Variable Insurance Company

                                                                 WWW.CONSECO.COM

INSURANCE INVESTMENTS LENDING
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